Operating Context - Schedule of Distribution and Sale of Energy and Gas (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [line items]
Percentage of share	100.00%
Guanhaes Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Guanhães Energia S.A. (“Guanhães Energia”)
Percentage of share	49.00%
Description	Production and sale of electricity through the implementation and operation of the Dores de Guanhães; Senhora do Porto; and Jacaré Small Hydroelectric Power Plants, located in the municipality of Dores de Guanhães; and Fortuna II, located in the municipality of Virginópolis. All in the state of Minas Gerais.
Paracambi Energetica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Paracambi Energética S.A. ("Paracambi")
Percentage of share	49.00%
Description	Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Paracambi, located on the Ribeirão das Lages river in the municipality of Paracambi/RJ.
Usina Hidreletrica Itaocara S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Usina Hidrelétrica Itaocara S.A. (“Itaocara”)
Percentage of share	49.00%
Description	The UHE Itaocara Consortium, formed by Cemig GT and Itaocara Energia (Light Group), is responsible for building the Itaocara I Hydroelectric Power Plant (UHE Itaocara I).
Hidreletrica Cachoeirao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Hidrelétrica Cachoeirão S.A. (“Cachoeirão”)
Percentage of share	49.00%
Description	Production and sale of electricity, under an independent production regime, through the Cachoeirão Hydroelectric Power Plant, located in Pocrane/MG.
Hidreletrica Pipoca S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Hidrelétrica Pipoca S.A. (“Pipoca”)
Percentage of share	49.00%
Description	Independent production of electricity, through the implementation and exploitation of the hydraulic potential called PCH Pipoca, located on the Manhuaçu River, in the municipalities of Caratinga and Ipanema/MG.
Amazonia Energia Participacoes S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Amazônia Energia Participações S.A (“Amazônia Energia”)
Percentage of share	74.50%
Description	Special-purpose company (SPE), created by the Company, which holds a 74.50% stake, and Light, which holds the remaining 25.50%, for the purpose of acquiring a 9.77% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.
Alianca Norte Energia Participacoes S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aliança Norte Energia Participações S.A. (“Aliança Norte”)
Percentage of share	49.00%
Description	Special-purpose company (SPE), set up by the Company, which holds a 49.00% stake, and Vale S.A., which holds the remaining 51.00%, for the purpose of acquiring a 9.00% stake in Norte Energia S.A. ("NESA"), the company that holds the concession for the Belo Monte Hydroelectric Power Plant ("Belo Monte HPP"), on the Xingu River, located in the state of Pará.
Alianca Geracaode Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Aliança Geração de Energia S.A. (“Aliança”)
Percentage of share	45.00%
Description	Private limited company created by the Company and Vale S.A. to become a platform for consolidating generation assets held by the parties in generation consortia and investments in future electricity generation projects. Vale S.A. and the Company hold 55.00% and 45.00% of the total capital, respectively.
Transmissora Aliancade Energia Eletrica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Transmissora Aliança de Energia Elétrica S.A. (“Taesa”)
Percentage of share	21.68%
Description	Construction, implementation, operation and maintenance of electricity transmission facilities in all regions of the country, directly and through participation in investees.
U F V 4 [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	FV Janaúba Geração de Energia Elétrica Distribuída SAUFV Corinto Geração de Energia Elétrica Distribuída SAUFV Manga Geração de Energia Elétrica Distribuída SAUFV Bonfinópolis II Geração de Energia Elétrica Distribuída SAUFV Lagoa Grande Geração de Energia Elétrica Distribuída SA,UFV Lontra Geração de Energia Elétrica Distribuída SA,UFV Mato Verde Geração de Energia Elétrica Distribuída SA,UFV Mirabela Geração de Energia Elétrica Distribuída SA,UFV Porteirinha Geração de Energia Elétrica Distribuída SA,UFV Porteirinha II Geração de Energia Elétrica Distribuída SA eUFV Brasilândia Geração de Energia Elétrica Distribuída S.A.Apolo I Empreendimentos e Energia S.A.G2 Campo Lindo I Energia S.A.G2 Campo Lindo II Energia S.A.G2 Olaria I Energia S.A.UFV Fazenda Prudente SPE LTDA
Percentage of share	49.00%
Description	Photovoltaic solar power generation for the distributed generation market.
Cemig Geracaoe Transmissao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração e Transmissão S.A. (“Cemig GT” ou “Cemig Geração e Transmissão”)
Percentage of share	100.00%
Description	Subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. CEMIG GT has interests in 68 power plants (60 of which are hydroelectric, 7 are wind power and 1 is solar) and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 5,517 MW.
Cemig Baguari [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Baguari Energia S.A. (“Cemig Baguari“)
Percentage of share	100.00%
Description	Production and commercialization of electricity under an independent production regime and participation in other companies or consortia whose purpose is the production and commercialization of electricity in future projects.
Cemig Geracao Itutinga S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Itutinga S.A (“Cemig Geração Itutinga”)
Percentage of share	100.00%
Description	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Itutinga Power Station, as well as to sell electricity on the free trading market.
Cemig Geracao Camargos S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Camargos S.A (“Cemig Geração Camargos”)
Percentage of share	100.00%
Description	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Camargos Power Station, as well as to sell electricity on the free trading market.
Cemig Geracao Sul S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Sul S.A (“Cemig Geração Sul”)
Percentage of share	100.00%
Description	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau SHPs, as well as to sell electricity on the free trading market.
Cemig Geracao Leste S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Leste S.A (“Cemig Geração Leste”)
Percentage of share	100.00%
Description	A corporation, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti SHPs, as well as to sell electricity on the free trading market.
Cemig Geracao Oeste S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Oeste S.A (“Cemig Geração Oeste”)
Percentage of share	100.00%
Description	A public limited company, a wholly-owned subsidiary of the Company, its purpose is to produce and sell electricity, as a public service concessionaire, through the operation of the Gafanhoto, Cajuru and Martins SHPs, as well as to sell electricity on the free trading market.
Rosal Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Rosal Energia S.A. (“Rosal”)
Percentage of share	100.00%
Description	Production and sale of electricity, as a public electricity service concessionaire, through the Rosal Hydroelectric Power Plant, located on the border between the states of Rio de Janeiro and Espírito Santo.
Sa Carvalho S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sá Carvalho S.A. (“Sá Carvalho”)
Percentage of share	100.00%
Description	Production and sale of electricity, as a public electricity service concessionaire, through the Sá Carvalho Hydroelectric Power Plant, located on the Piracicaba River, in the municipality of Antônio Dias, in the state of Minas Gerais.
Horizontes Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Horizontes Energia S.A. (“Horizontes”)
Percentage of share	100.00%
Description	Generation and sale of electricity, under an independent production regime, through the Machado Mineiro and Salto do Paraopeba Hydroelectric Power Plants, located in the state of Minas Gerais, and Salto Voltão and Salto do Passo Velho, located in the state of Santa Catarina, in addition to the sale of electricity at the Electricity Trading Chamber ("CCEE").
Cemig P C H S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig PCH S.A. (“Cemig PCH”)
Percentage of share	100.00%
Description	Production and sale of electricity under an independent production regime, through the Pai Joaquim Hydroelectric Power Plant, located on the Araguari River, in the municipalities of Sacramento and Santa Juliana, in the state of Minas Gerais.
Cemig Trading S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Trading S.A. (“Cemig Trading”)
Percentage of share	100.00%
Description	Marketing and intermediation of energy-related business.
Empresade Servicose Comercializacaode Energia Eletrica S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Empresa de Serviços e Comercialização de Energia Elétrica S.A. (“ESCEE”)
Percentage of share	100.00%
Description	Marketing and intermediation of energy-related business.
Cemig Geracao Poco Fundo [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Geração Poço Fundo S.A. (“Poço Fundo”)
Percentage of share	100.00%
Description	Production and sale of electricity, under an independent production regime, through the Poço Fundo hydroelectric plant, located on the Machado River, in the municipality of Poço Fundo, in the state of Minas Gerais.
Central Eolica Praiasde Parajuru S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Praias de Parajuru S.A. (“Central Eólica Praias de Parajuru”)
Percentage of share	100.00%
Description	Generation and sale of electricity through a wind farm located in the municipality of Beberibe, in the state of Ceará. It has 19 wind turbines, with towers 85 m high. All its energy is sold through Proinfa.
Central Eolica Voltado Rio S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Central Eólica Volta do Rio S.A. (“Central Eólica Volta do Rio”)
Percentage of share	100.00%
Description	Generation and sale of electricity through the wind farm located in the municipality of Acaraú, in the state of Ceará. It has 28 wind turbines with 65-meter-high towers. All its energy is sold through Proinfa.
Cemig Distribuicao S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Distribuição S.A. (“Cemig D” ou “Cemig Distribuição”)
Percentage of share	100.00%
Description	Operation of electricity distribution through networks and distribution lines in practically the entire state of Minas Gerais.
Companhiade Gasde Minas Gerais [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Companhia de Gás de Minas Gerais (“Gasmig”)
Percentage of share	100.00%
Description	Acquisition, transportation and distribution of fuel gas or by-products and derivatives, through a gas distribution concession in the state of Minas Gerais.
Efficientia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Cemig Sim
Percentage of share	100.00%
Description	A wholly owned subsidiary of CEMIG that operates in distributed generation and energy solutions, with investments in the acquisition of photovoltaic plants. Currently CEMIG SIM has reached 14,000 customers, providing energy efficiency, optimization and solution services, through studies and project execution, as well as operation and maintenance services for energy supply facilities.
Companhia De Transmissao Centroeste De Minas Centroeste [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Companhia de Transmissão Centroeste de Minas (“Centroeste”)
Percentage of share	100.00%
Description	Construction, implementation, operation and maintenance of electricity transmission facilities in the National Interconnected System.
Sete Lagoas Transmissora De Energia S A [Member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Sete Lagoas Transmissora de Energia S.A. (“Sete Lagoas”)
Percentage of share	100.00%
Description	Operation of public electricity transmission service concessions, provided through the construction, operation and maintenance of electricity transmission facilities at the Sete Lagoas 4 Substation, in the municipality of Sete Lagoas, Minas Gerais.
Photovoltaic power plants [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Photovoltaic power plants
Percentage of share	100.00%
Description	Photovoltaic solar power generation for the distributed generation market.